Marketable securities and other securities investments - Gross unrealized losses (Details 3) ¥ in Millions	12 Months Ended
Mar. 31, 2016 JPY (¥)
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair value	¥ 1,020
Less than 12 months, Unrealized loss	54
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair value	1,020
Less than 12 months, Unrealized loss	¥ 54